Income tax (expenses) / benefits (Movements in Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	¥ 502,546	¥ 337,182
Deducted/ (charged) to profit or loss	(5,808)	165,364
Balance at 31 December	496,738	502,546
Deferred tax assets [member] | Impairment for bad and doubtful debts and provision for inventories [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	57,326	38,901
Deducted/ (charged) to profit or loss	(977)	18,425
Balance at 31 December	56,349	57,326
Deferred tax assets [member] | Provision for impairment losses in property, plant and equipment and construction in progress [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	226,435	207,632
Deducted/ (charged) to profit or loss	131,776	18,803
Balance at 31 December	358,211	226,435
Deferred tax assets [member] | Tax losses [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	87,799	1,986
Deducted/ (charged) to profit or loss	(87,799)	85,813
Balance at 31 December	0	87,799
Deferred tax assets [member] | Others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	130,986	88,663
Deducted/ (charged) to profit or loss		42,323
Balance at 31 December		130,986
Deferred tax assets [member] | Accruals and Others [Member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	130,986
Deducted/ (charged) to profit or loss	(48,808)
Balance at 31 December	82,178	130,986
Deferred tax liabilities [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(285,782)	(186,350)
Deducted/ (charged) to profit or loss	(48,004)	(99,432)
Deducted/ (Charged) to reserves	(12,153)
Balance at 31 December	(345,939)	(285,782)
Deferred tax liabilities [member] | Gains of financial assets at fair value [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0	(4,604)
Deducted/ (charged) to profit or loss		4,604
Balance at 31 December		0
Deferred tax liabilities [member] | Difference in depreciation [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(283,739)	(178,800)
Deducted/ (charged) to profit or loss	(46,332)	(104,939)
Balance at 31 December	(330,071)	(283,739)
Deferred tax liabilities [member] | Capitalization of borrowing costs [Member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(2,043)	(2,946)
Deducted/ (charged) to profit or loss	575	903
Balance at 31 December	(1,468)	(2,043)
Deferred tax liabilities [member] | Derivative financial instruments [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0
Deducted/ (charged) to profit or loss	(2,247)
Deducted/ (Charged) to reserves	(12,153)
Balance at 31 December	(14,400)	0
Deferred tax assets - net [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	252,121	150,832
Deducted/ (charged) to profit or loss	(55,825)	101,289
Deducted/ (Charged) to reserves	(12,153)
Balance at 31 December	184,143	252,121
Deferred tax liabilities - net [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(35,357)	0
Deducted/ (charged) to profit or loss	2,013	(35,357)
Balance at 31 December	¥ (33,344)	¥ (35,357)